Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Kirr, Marbach Partners Value Fund
Investment Objective
The Fund's investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Kirr, Marbach Partners Value Fund
Redemption Fee on Shares held less than 30 days (as a % of amount redeemed)	1.00%
Exchange Fee	5.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Kirr, Marbach Partners Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.13%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.66%
Fee Waivers and/or Expense Reimbursements	[1]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.45%
[1]	Until February 28, 2014, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.45% of its average net assets. After such date, the total operating expense limitations may be terminated or revised at any time. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For additional information, see "Fund Management."

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that the one-year number is based on the Fund's net expenses resulting from the expense cap agreement described above. The three-, five- and ten-year numbers are based on the Fund's expenses before any waiver or reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Kirr, Marbach Partners Value Fund	148	503	882	1,948

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies with medium market capitalizations. A medium capitalization company would typically have a market capitalization between $1 billion to $10 billion. The Fund may also invest in small capitalization companies with a market capitalization of less than $1 billion and, from time to time, large capitalization companies with a market capitalization of more than $10 billion. Under normal circumstances, 50% or more of the Fund's investments will consist of common stocks of medium capitalization companies, and at least 65% of the Fund's total assets will consist of common stocks or other equity securities.

The Adviser generally follows a value approach to investing for the Fund. Accordingly, the Fund will focus on securities of companies that the Adviser believes are undervalued relative to their intrinsic worth and possess certain characteristics that the Adviser believes will lead to a higher market price over time.

Principal Risks of Investing in the Fund

Stock Market Risk. Equity Funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.

Stock Selection Risk. The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

Mid-Cap/Small-Cap Risk. Medium capitalization and small capitalization companies may not have the size, resources or other assets of large capitalization companies. The securities of medium capitalization and small capitalization companies may fluctuate more than those of large capitalization companies. Additionally, the securities of medium capitalization and small capitalization companies may be less liquid than those of large capitalization companies, meaning the Fund might have greater difficulty selling such securities at a time and price that the Fund would like.

Foreign Investment Risk. The Fund's foreign investments may increase or decrease in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investments. Many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. The costs of foreign investing also tend to be higher than the costs of investing in domestic securities.

Investment Risk. You should be aware that you may lose money by investing in the Fund. Because of the Fund's focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.

Performance Information

The performance information that follows gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) does not reflect how the Fund may perform in the future. You may obtain performance information current to the most recent month-end by calling 1-800-870-8039.

2003-2012 CALENDAR YEAR TOTAL RETURN

The Fund's year-to-date total return as of December 31, 2012 is 26.38%.

Best and Worst Quarterly Returns

BEST	WORST
June 30, 2009	December 31, 2008
21.73%	-29.51%
(2nd quarter, 2009)	(4th quarter, 2008)

Average Annual Total Returns
Average Annual Returns		1 Year	5 Years	10 Years
Kirr, Marbach Partners Value Fund		26.38%	4.86%	8.31%
Kirr, Marbach Partners Value Fund After Taxes on Distributions	[1]	26.38%	4.83%	7.76%
Kirr, Marbach Partners Value Fund After Taxes on Distributions and Sales		17.15%	4.18%	7.22%
Kirr, Marbach Partners Value Fund Russell 3000 Index		16.42%	2.04%	7.68%
Kirr, Marbach Partners Value Fund S&P 500 Index		16.00%	1.66%	7.10%
[1]	The Fund did not make distributions in 2010, 2011 or 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.